Construction contract expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Construction Contract Expenses [Line Items]
Construction contract expenses	$ (151)	$ (315)	$ 0